Non-financial assets and liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Disclosure Of Other Provisions [Line Items]
Current	$ 17,576	$ 17,906
Non-current	8,167	12,523
Total	25,743	30,429
Contingent consideration
Disclosure Of Other Provisions [Line Items]
Current	10,543	10,823
Non-current	8,120	12,461
Total	18,663	23,284
Employee benefits
Disclosure Of Other Provisions [Line Items]
Current	3,283	3,333
Non-current	47	62
Total	3,330	3,395
Provision for license agreements
Disclosure Of Other Provisions [Line Items]
Current	3,750	3,750
Non-current	0	0
Total	$ 3,750	$ 3,750